2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Concession 1
Disclosure of detailed information about service concession arrangements [line items]
Concession name	Sepetiba Tecon S.A. (TECON)
Net book value	R$ 313,000
Classification in balance sheet	Fixed assets intangible: software
Concession 2
Disclosure of detailed information about service concession arrangements [line items]
Concession name	Tecar
Net book value	R$ 1,528,000
Classification in balance sheet	Fixed assets intangible: software
Concession 3
Disclosure of detailed information about service concession arrangements [line items]
Concession name	Ferrovia Transnordestina Logística S.A. (FTL)
Net book value	R$ 230,000
Classification in balance sheet	Fixed assets
Concession 4
Disclosure of detailed information about service concession arrangements [line items]
Concession name	Transnordestina Logística S.A. (TLSA)
Net book value	R$ 7,934,000	[1]
Classification in balance sheet	Investment
Concession 5
Disclosure of detailed information about service concession arrangements [line items]
Concession name	MRS Logística S.A. (MRS)
Net book value	R$ 3,428,000	[2]
Classification in balance sheet	Investment

[1]	The amount of fixed and intangible assets is recognized in TLSA's financial statements. We recognize our interest in the net assets of TLSA under the equity method and our investment balance in TLSA as of December 31, 2017 was R$1,473,298.
[2]	The amount of fixed and intangible assets is recognized in MRS's financial statements. We recognize our interest in the net assets of MRS by the equity method and our investment balance consolidated in MRS as of December 31, 2017 was R$ 1,325,032.